Non-controlling Interests (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 1,771,266,840	$ 1,601,683,087
Total non-current assets	2,218,450,150	1,822,263,193
Current liabilities	860,006,211	687,482,634
Non-current liabilities	1,457,195,469	1,399,081,065
Net sales	2,904,566,454	2,565,556,067	$ 2,711,434,948
Net income of year	176,544,797	118,425,443	135,484,452
Non-controlling interests
IfrsStatementLineItems [Line Items]
Current assets	813,042,655	725,627,672
Total non-current assets	892,225,098	733,472,890
Current liabilities	549,971,229	409,331,274
Non-current liabilities	145,249,838	187,674,051
Non-controlling interests | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Current assets	216,421,999	207,102,975
Total non-current assets	243,013,446	226,340,932
Current liabilities	132,903,418	83,692,552
Non-current liabilities	32,108,567	77,620,530
Net sales	282,637,923	252,825,495	296,349,893
Net income of year	$ 19,201,312	$ 14,259,053	$ 29,949,719